VARIABLE INTEREST ENTITIES	12 Months Ended
Jun. 30, 2023
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10.VARIABLE INTEREST ENTITIES

The Company is required to consolidate VIEs in which it has a controlling financial interest in accordance with ASC 810, Consolidation (ASC 810). A controlling financial interest will have both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The Company’s variable interest in VIEs may be in the form of equity ownership, contracts to purchase assets, management services and development agreements between the Company and a VIE, loans provided by the Company to a VIE or other member, and/or guarantees provided by members to banks and other parties.

Based on its analysis, the Company has consolidated LRE Cayman and Sojiya Japan in the fiscal years ended June 30, 2023, 2022, and 2021, along with the wholly-owned subsidiaries LRE Dallas, LRE HK, and Real Vision. The Company has one unconsolidated VIE,  JP Shuhan, during these periods.

Consolidated VIEs

For VIEs that the Company does consolidate, management has the power to direct the activities that most significantly impact the VIE’s economic performance. The Company does not guarantee the debts of the VIEs, and creditors of the VIEs have no recourse against the Company. LRE Cayman and Sojiya Japan were consolidated VIEs during the fiscal years ended June 30, 2023, 2022, and 2021. There were no other consolidated VIEs during these periods.

The table below displays the carrying amounts of the assets and liabilities related to the consolidated VIEs as of June 30, 2023 and 2022 (in thousands):

	June 30,
Consolidated – LRE Cayman	2023	2022
Assets	¥—	¥—
Liabilities	6,969	6,481
Equity	(6,969)	(6,481)
Total liabilities and equity	¥—	¥—

	June 30,
Consolidated – Sojiya Japan	2023	2022
Assets	¥401	¥472
Liabilities	—	—
Equity	401	472
Total liabilities and equity	¥401	¥472

Investment in Unconsolidated VIE and Other Equity Method Investments

For the VIE that the Company does not consolidate, the power to direct the activities that most significantly impact the VIE’s economic performance is held by a third party. These entities are accounted for as equity method investments.

The Company’s maximum exposure to loss is limited to its investment in the entities because the Company is not obligated to provide any additional capital to or guarantee any of the unconsolidated VIE’s debt.

JP Shuhan is the only entity deemed an unconsolidated VIE and was deconsolidated for the fiscal years ended June 30, 2023 and 2022. The Company owned 66.7% of the entity prior to the deconsolidation. The Company did not have any other entities that would qualify under the equity method accounting.

(Japanese yen in thousands)	June 30,
Unconsolidated – JP Shuhan	2023	2022
Assets	¥12,773	¥10,511
Liabilities	4,015	3,428
Equity	8,758	7,083
Total liabilities and equity	¥12,773	¥10,511